Statutory Financial Information - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statutory Financial Information Disclosures [Abstract]
Consolidated statutory policyholders' surplus	$ 17,879.9	$ 16,423.7
Statutory net income	2,763.5	$ 2,283.9	$ 4,911.4
Consolidated statutory policyholders' surplus, net admitted assets of insurance subsidiaries and affiliate that are required to meet minimum statutory surplus requirements in such entities' states of domicile	1,426.0
Aggregate cash dividends paid to the parent company by subsidiaries	541.7
Maximum aggregate dividend amount subsidiaries could pay without prior approval from regulatory authorities	$ 2,948.7